FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Financial Assets Classified as Level 3 (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	$ 297	$ 341
Fair value change recorded in net income	(4)	(5)
Fair value change recorded in other comprehensive income	(2)	17
Additions	76	121
Disposals	(82)	(172)
Foreign currency translation and other	(3)	(5)
Financial assets at end of period	$ 282	$ 297